UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ]    Amendment Number:  _________
           This Amendment: [    ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  505 Park Avenue
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/Paul C. Shiverick	 New York, New York        May 11, 2010
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None,

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $1,234,220(in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

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
                                                           Mkt        SH/Prn  SH/ PUT/ Investment  Other   Voting
                                                           Value                                           Authority
Name Of Issuer               Title of Class     CUSIP      x$1,000    Amt     Prn CALL Discretion Managers Sole        Shared None
APACHE CORP                  COM                037411105  10,962     108,000 SH       SOLE	           108,000
APPLE INC                    COM                037833100 221,204     941,295 SH       SOLE                941,295
BOEING CO		     COM                097023105  82,093   1,130,600 SH       SOLE              1,130,600
BOISE INC		     COM	        09746Y105     838     136,700 SH       SOLE		   136,700
BP PLC                       SPONSORED ADR      055622104  47,796     837,500 SH       SOLE                837,500
CITIGROUP INC		     COM                172967101   2,511     620,000 SH       SOLE                620,000
CLEARWIRE CORP NEW           CL A               18538Q105     452      63,100 SH       SOLE                 63,100
COMPUWARE CORP               COM                205638109   2,555     304,217 SH       SOLE                304,217
CONOCOPHILLIPS               COM                20825C104  59,644   1,165,600 SH       SOLE              1,165,600
CONTINENTAL AIRLS INC        CL B               210795308  88,926   4,047,600 SH       SOLE              4,047,600
CON-WAY INC		     COM                205944101     351      10,000 SH       SOLE                 10,000
COSTAR GROUP INC	     COM	        22160N109     424      10,200 SH       SOLE  		    10,200
DELTA AIR LINES INC DEL      COM NEW		247361702  14,670   1,005,500 SH       SOLE		 1,005,500
DEVON ENERGY CORP NEW        COM                25179M103  12,731     197,600 SH       SOLE                197,600
DISCOVER FINL SVCS           COM                254709108   1,937     130,000 SH       SOLE                130,000
ENERGIZER HLDGS INC	     COM                29266R108   1,883      30,000 SH       SOLE 		    30,000
EXPEDIA INC DEL              COM                30212P105  25,857   1,036,350 SH       SOLE              1,036,350
FORD MTR CO DEL		     COM PAR $0.01      345370860  25,038   1,991,883 SH       SOLE              1,991,883
GENERAL MLS INC		     COM	        370334104  43,904     620,200 SH       SOLE                620,200
GOOGLE INC		     CL A		38259P508  14,178      25,000 SH       SOLE                 25,000
INTEL CORP		     COM                458140100  64,872   2,910,375 SH       SOLE              2,910,375
INTERNATIONAL BUSINESS MACHS COM                459200101 225,361   1,757,200 SH       SOLE              1,757,200
JOHNSON & JOHNSON	     COM                478160104   7,375     113,111 SH       SOLE	           113,111
LAS VEGAS SANDS CORP         COM                517834107     369      17,449 SH       SOLE                 17,449
MCDONALDS CORP               COM                580135101  56,185     842,100 SH       SOLE                842,100
MICRON TECHNOLOGY INC        COM                595112103  37,590   3,624,887 SH       SOLE              3,624,887
NETFLIX INC                  COM                64110L106  67,296     912,616 SH       SOLE                912,616
NCR CORP NEW                 COM                62886E108     520      37,651 SH       SOLE                 37,651
PROSHARES TR                 PSHS ULTSH 20YRS   74347R297  17,042     350,000 SH       SOLE                350,000
SANDISK CORP                 COM                80004C101  57,722   1,666,826 SH       SOLE              1,666,826
VODAFONE GROUP PLC NEW       SPONS ADR NEW      92857W209  12,828     550,331 SH       SOLE                550,331
YAHOO INC                    COM                984332106  29,106   1,760,820 SH       SOLE              1,760,820
          						 1,234,220


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